PROPERTY AND EQUIPMENT, NET (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property, Plant and Equipment [Abstract]
Original cost - machinery and equipment	$ 204,230	$ 223,716
Aggregate investment grants recieved	285,000	285,000
Depreciation expense	$ 18,307	$ 14,215